Property and Equipment	12 Months Ended
Jun. 30, 2021
Disclosure of detailed information about property, plant and equipment [abstract]
Property and Equipment
7 .	PROPERTY AND EQUIPMENT
The Company’s property and equipment are comprised of the following:

	June 30, 2021
	Cost	Accumulated Amortization	Carrying amount

Computer equipment	$10,679	$7,335	$3,344
Furniture and equipment	1,770	1,447	323
Computer software	4,973	4,819	154
Office equipment	2,240	2,198	42
Leasehold improvements	3,499	2,733	766

	$23,161	$18,532	$4,629

	June 30, 2020
	Cost	Accumulated Amortization	Carrying amount

Computer equipment	$9,276	$5,784	$3,492
Furniture and equipment	1,768	1,149	619
Computer software	4,830	4,547	283
Office equipment	2,212	2,163	49
Leasehold improvements	3,489	2,369	1,120

	$21,575	$16,012	$5,563

The following table summarizes property and equipment activity for the years ended June 30, 2021 and 2020:

	Year ended June 30, 2021
	Carrying amount, opening	Additions	Amortization	Carrying amount, ending

Computer equipment	$3,492	$2,102	$(2,250)	$3,344
Furniture and equipment	619	3	(299)	323
Computer software	283	143	(272)	154
Office equipment	49	28	(35)	42
Leasehold improvements	1,120	10	(364)	766

	$5,563	$2,286	$(3,220)	$4,629

	Year ended June 30, 2020
	Carrying amount, opening	Additions	Amortization	Carrying amount, ending

Computer equipment	$4,525	$1,160	$(2,193)	$3,492
Furniture and equipment	515	370	(266)	619
Computer software	270	180	(167)	283
Office equipment	132	40	(123)	49
Leasehold improvements	714	1,042	(636)	1,120

	$6,156	$2,792	$(3,385)	$5,563